N-2	Dec. 02, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001987221
Amendment Flag	false
Securities Act File Number	814-01669
Document Type	8-K
Entity Registrant Name	John Hancock Comvest Private Income Fund
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	727-2001
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Proceeds of the Facility will be
used
for general corporate purposes, including the funding of
portfolio
investments. The maximum principal amount of the Facility is $150,000,000, subject to availability under the borrowing base, which is based on the Fund’s portfolio investments and other outstanding indebtedness. Maximum capacity under the Facility may be increased up to $300,000,000 through the exercise by the Fund of an uncommitted accordion feature through which existing and new lenders may, at their option, agree to provide additional financing. The Facility is secured by a perfected first-priority interest in substantially all of the portfolio investments held by the Fund and each Guarantor, subject to certain exceptions, and includes a $50,000,000 limit for swingline loans.

Long Term Debt, Principal	$ 150,000,000
Long Term Debt, Structuring [Text Block]
The Fund may borrow amounts in U.S. dollars or certain other permitted currencies. Amounts drawn under the Facility in U.S. dollars will bear interest at either Term SOFR plus a margin, or the “alternate base rate” (which is the highest of (a) the prime rate, (b) the sum of (i) the weighted average of the rates on overnight federal funds transactions, as published by the Federal Reserve Bank of New York plus (ii) 0.5%, and (c) Term SOFR plus 1% plus a margin). The Fund may elect either the Term SOFR or alternate base rate at the time of drawdown, and loans denominated in U.S. dollars may be converted from one rate to another at any time at the Fund’s option, subject to certain conditions. Amounts drawn under the Facility in other permitted currencies will bear interest at the relevant rate specified therein plus an applicable margin. The Fund also will pay a fee of 0.375% per annum on the average daily unused amounts under the Facility.

Long Term Debt, Dividends and Covenants [Text Block]
The Facility includes customary covenants, including certain limitations on the incurrence by the Fund of additional indebtedness and on the Fund’s ability to make distributions to its shareholders, or repurchase or retire the Fund’s common shares, upon the occurrence of certain events and certain financial covenants related to asset coverage and minimum shareholders’ equity, as well as customary events of default.